Subsequent events (Narrative) (Details)							1 Months Ended				12 Months Ended
	Nov. 30, 2022 shares	Nov. 07, 2022 shares	Oct. 31, 2022 shares	Oct. 24, 2022 shares	Sep. 30, 2022 shares	Aug. 22, 2022 shares	May 25, 2023 shares	Mar. 28, 2023 Share $ / shares	Feb. 23, 2023 Share $ / shares	Feb. 13, 2023 CAD ($) $ / shares shares	Jan. 31, 2023 Share $ / shares shares	Jan. 31, 2022 Share $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued upon exercise of options | Share												3,968,750
Number of options issued | Share											10,000,000	750,000
Weighted average exercise price of options granted											$ 0.05	$ 0.32
Number of shares issued for services | shares	200,000	1,000,000	200,000	300,000	200,000	1,200,000					250,000
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued upon exercise of options | Share									500,000
Exercise price of share options exercised									$ 0.05
Subsequent Event [Member] | Non-brokered private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing units | $										$ 612,500
Number of units issued | shares										12,250,000
Units issued price per unit										$ 0.05
Term of warrants										2 years
Exercise price of warrants										$ 0.1
Consultant [Member] | Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options issued | Share								600,000
Weighted average exercise price of options granted								$ 0.15
Number of shares issued for services | shares							335,000